Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of the option activity
	Number of share options	Weighted average exercise price $	Remaining contractual term in years

Outstanding, January 1, 2019	-	-	-

Granted	218,222	12.91	12.31
Outstanding, December 31, 2019	218,222	12.91	11.51
Exercisable, December 31, 2019	-	-	-

Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model
Date of grant
Expected volatility	95.02%-95.15%
Risk-free interest rate	2.46%-2.49%
Expected term from grant date (in years)	6.29-7.29
Dividend rate	-
Dilution factor	0.9962
Fair value	$10.10-10.52